Debt - Summary of Principal, Interest and Other Amounts Associated With the Convertible Notes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Debt Instrument [Line Items]
Deferred Financing Fees	$ (4,807)	$ (2,243)
2019 Notes
Debt Instrument [Line Items]
Principal	17,320
Deferred Financing Fees	(3,454)
PIK Interest Accrual	4,639
Debt Discount	(986)
Amortization of Deferred Financing Fees	862
Amortization of Deferred Debt Discount	848
Derivative Liabilities	2,031
Total	21,260
2020 Notes
Debt Instrument [Line Items]
Principal	59,680
Deferred Financing Fees	(1,027)
PIK Interest Accrual	15,640
Debt Discount	(14,111)
Amortization of Deferred Financing Fees	237
Amortization of Deferred Debt Discount	3,117
Derivative Liabilities	0
Total	63,536
2021 Notes
Debt Instrument [Line Items]
Principal	23,841
Deferred Financing Fees	(214)
PIK Interest Accrual	2,437
Debt Discount	(21,224)
Amortization of Deferred Financing Fees	31
Amortization of Deferred Debt Discount	2,488
Derivative Liabilities	2,197
Total	9,556
Convertible Notes
Debt Instrument [Line Items]
Principal	100,841	8,132
Deferred Financing Fees	(4,695)
PIK Interest Accrual	22,716
Debt Discount	(36,321)	(1,022)
Amortization of Deferred Financing Fees	1,130
Amortization of Deferred Debt Discount	6,453
Derivative Liabilities	4,228
Total	$ 94,352	$ 11,197